Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings		$ 320,418		$ 397,414
Total current borrowings		98,389		80,384
Total borrowings		418,807	[1]	477,798	[1]	$ 488,156
At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]	345,547		472,993
Non- Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		343,028		395,552
Non- Convertible Notes [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		276,854		389,689
Bank Loans And Others [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		69,884		74,140
Bank Loans And Others [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		58,954		72,638
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		4,283		1,431
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		3,233		1,431
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]	1,612		6,675
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]	$ 6,506		$ 9,235

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps. 366 as of June 30, 2019.